Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 17, 2012
ALPS/GS Momentum Builder Multi-Asset Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS/GS MOMENTUM BUILDERTM MULTI-ASSET INDEX ETF (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that closely correspond generally, before fees and expenses, to the performance of the GS Momentum Builder® Multi-Asset Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an index-based exchange traded fund (“ETF”) that seeks investment results that correspond generally, before fees and expenses, to the performance of the Index. The Fund is a fund of funds as it principally invests its assets in the ETFs included in the Index (“Underlying ETFs”), instead of individual securities. The Underlying ETFs are also passively managed and seek investment results that correspond to their own indexes (with the exception of one Underlying ETF which is actively managed). The Underlying ETFs invest across asset classes. The Underlying ETFs primarily invest in global equities, including emerging markets, as well as commodities, real estate and U.S. and international fixed income securities. The Fund will invest at least 80% of its total assets in securities of the Underlying ETFs that comprise the Index. The Fund required to provide 60 days’ notice to its shareholders prior to a change in this policy.

The Index is comprised of shares of ETFs whose underlying indexes track U.S., international, developed and emerging equity markets, commodity markets, real estate markets and U.S. and international fixed income markets (The fixed income securities in which Underlying ETFs may invest include U.S. Treasury securities and investment grade, high yield, international and emerging market bonds, and may include bonds with a wide range of maturities (though typically not less than one year). Using a methodology (the “Methodology”) developed by Goldman, Sachs & Co. (the “Index Provider”), the Index seeks to provide exposure to price momentum of these markets and U.S. Treasury securities by reflecting the combination of Underlying ETF weightings that would have provided the highest six-month historical return, subject to the constraints on maximum and minimum weights and volatility controls described below. The Index is rebalanced monthly, but may also be rebalanced as frequently as daily if the daily volatility control is triggered.

Two levels of volatility control are applied to the Index. The monthly volatility control is performed on each monthly rebalancing date so that the Index is rebalanced in a manner which sets a maximum limit on the annualized historic six-month “realized” volatility (as defined below) of any selected combination of ETF weights (such limit being a “Volatility Target”). The daily volatility control rebalances a portion or all of the current Index components into ETFs, which invest in short-term U.S. Treasury securities, in order to reduce volatility when the annualized historic three-month volatility of the current Index components exceeds a predetermined level (such level being the “Daily Volatility Control Level”). The Fund will rebalance its portfolio in accordance with any such Index rebalances. Accordingly, the Fund may invest up to 100% of its assets in such U.S. Treasury ETFs from time to time. Following any rebalance resulting from the Index components volatility exceeding the Daily Volatility Control Level, the Index is rebalanced into its prior composition when the annualized historic three-month volatility of such composition declines below the Daily Volatility Control Level.

The applicable Volatility Target and Volatility Control Level for the Index are listed in the table below.

Index	Volatility Target	Daily Volatility Control Level
GS Momentum Builder® Multi-Asset Index	8%	10%

Realized volatility is an historical calculation of the degree of movement based on prices or values of an asset observed periodically in the market over a specific period. The realized volatility of an asset is characterized by the frequency of the observations of the asset price used in the calculation and the period over which observations are made. The Methodology utilizes six-month realized volatility with respect to each monthly rebalance of the Index, while the Daily Volatility Control Level utilizes three month realized volatility. In each case, realized volatility is calculated by Structured Solutions AG (the “Calculation Agent”) from daily closing prices of the shares of the Underlying ETFs over the applicable period and then annualized.

Set forth below are the ranges for which each Index constituent may be represented in the Index (and thus the Fund):

Underlying ETF	Minimum Weight	Maximum Weight
iShares Barclays 7-10 Year Treasury Bond Fund	0%	50%
iShares Barclays 20+ Year Treasury Bond Fund	0%	50%
iShares Russell 1000 Index Fund	0%	30%
iShares Russell 2000 Index Fund	0%	30%
iShares MSCI EAFE Index Fund	0%	30%
Vanguard MSCI Emerging Markets ETF	0%	30%
iShares S&P GSCI Commodity-Indexed Trust*	0%	25%
iShares Core Total U.S. Bond Market ETF	0%	30%
iShares iBoxx $ High Yield Corporate Bond Fund	0%	30%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	0%	30%
SPDR® Barclays International Treasury Bond ETF	0%	30%
iShares JPMorgan USD Emerging Markets Bond Fund	0%	30%
WisdomTree Emerging Markets Local Debt Fund	0%	30%
iShares Dow Jones U.S. Real Estate Index Fund	0%	30%
iShares S&P Latin America 40 Index Fund	0%	30%
PowerShares DB Gold Fund*	0%	25%
Deleverage Position**	0%	100%

*The sum of the weights of the iShares S&P GSCI Commodity-Indexed Trust and the PowerShares DB Gold Fund may not exceed 25%.

**The Deleverage Position means a hypothetical investment in a total return index comprised of 50% SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL) and 50% iShares Barclays Short Treasury Bond Fund (SHV), rebalanced on each monthly rebalancing date.

The Adviser, using a replication strategy, generally invests in all of the Underlying ETFs comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those Underlying ETFs in those weightings. In those circumstances, the Fund may purchase a sample of the Underlying ETFs in the Index. There may also be instances in which the Adviser may choose to overweight another Underlying ETF in the Index, purchase securities or ETFs not in the Index which he Adviser believes are appropriate to substitute for certain Underlying ETFs in the Index or utilize various combinations of other available investment techniques, in seeking to track the Index. The Fund may sell Underlying ETFs that are represented in the Index in anticipation of their removal from the Index or purchase Underlying ETFs not represented in the Index in anticipation of their addition to the Index.

The Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent perfect correlation.

The Index is sponsored by the Index Provider and calculated by the Calculation Agent. Neither the Index Provider nor the Calculation Agent is affiliated with the Fund or Adviser. The Methodology provides that a committee established by the Index Provider may exercise limited discretion with respect to the Index as contemplated by the Methodology. Information about the Index, including the components and weightings of the components of the Index as well as the value of the Index and a copy of the Methodology, are available at www.structuredsolutions.de. The foregoing website address, and other website addresses included herein, are inactive textual references and such websites cannot be accessed by clicking on any of the website addresses herein. Information in such websites is not part of this Prospectus. Additional information regarding the Index Provider is provided in the “Index Provider” section of the Fund’s Prospectus.

Industry Concentration Policy. The Underlying ETFs will concentrate their investments (i.e., hold 25% or more of their total assets) in a particular industry or group of industries to approximately the same extent that their respective indexes are concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. As a result the Fund may also be concentrated to the extent the Underlying ETFs and their underlying indexes are so concentrated.

The Fund is a “nondiversified” investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying ETFs). However, some of the Underlying ETFs in which the Fund invests are diversified investment companies, and therefore the Fund is less subject to the risks of greater market fluctuation and price volatility normally associated with nondiversified investment companies.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Underlying ETFs will concentrate their investments (i.e., hold 25% or more of their total assets) in a particular industry or group of industries to approximately the same extent that their respective indexes are concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry. As a result the Fund may also be concentrated to the extent the Underlying ETFs and their underlying indexes are so concentrated.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying ETF.

Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests. The Fund is therefore also exposed to the risks arising from the Underlying ETFs’ investments.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of Underlying ETFs. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent Underlying ETFs of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower or higher than if the Fund employed an active strategy.

Non-Correlation Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s Underlying ETF holdings to reflect changes in the composition of the Index. In addition, the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies.

Volatility Control Risk: The Index’s daily and monthly volatility controls are based on historical data and may not accurately predict future volatility. By seeking to track the Index when the daily or monthly volatility controls are triggered, the Fund may underperform in comparison to the general securities markets and/or other asset classes.

Concentration. To the extent that the Fund’s or the Index’s portfolio is concentrated in the securities of companies in a particular market (including the market of a particular country or geographic region), industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Non-Diversification Risk. A non-diversified fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Methodology Risk. At each monthly rebalancing date, the weight of the Underlying ETFs is determined by the Methodology. There can be no assurance that the dates on which rebalancing occurs or the six month historical return window period used by the Methodology will optimize the weighting of the Underlying ETFs. Further, the constraints on the maximum and minimum weighting and volatility control targets in the Methodology may lead to periods when the Index, and therefore the Fund, underperform the general securities markets and/or other asset classes, potentially by a significant margin.

Momentum Style Risk. The Index is intended to provide exposure to price momentum of certain U.S., international, developed and emerging equity markets, commodity markets, real estate markets and U. S. fixed income markets, and as a result the Index, and therefore the Fund, may be more volatile than a more broadly based conventional index. In addition, there may be periods when the momentum style is out of favor and at such times the performance of the Index, and therefore the Fund, may be lower than that of more broadly based conventional indexes, potentially by a significant margin.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s share price and/or net asset value to experience significant increases or decreases in value over short periods of time.

Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities in connection with the rebalancing of the Index, and therefore the Fund’s investments. Rebalancing is expected to occur monthly, and may occur more frequently to the extent the daily volatility control is triggered. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.
Generally, it is expected that the risks of the Fund are proportional to the holdings of the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:
Passive Strategy/Index. The Underlying ETFs are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities (except for one Underlying ETF which is actively managed). This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Underlying ETFs may hold constituent securities of their Indexes regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Underlying ETF’s return to be lower or higher than if the Underlying ETF employed an active strategy.

Non-Correlation Risk. An Underlying ETF’s return may not match the return of its underlying index for a number of reasons. For example, an Underlying ETF incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Underlying ETF’s holdings to reflect changes in the composition of its underlying index. In addition, the performance of the Underlying ETF may vary from that of its underlying index as a result of legal restrictions, cash flows or operational inefficiencies.

Active Management Risk. One Underlying ETF is subject to management risk because it is an actively managed portfolio. In managing the Underlying ETF’s portfolio securities, its investment adviser will apply investment techniques and risk analyses in making investment decisions for such Underlying ETF, but there can be no guarantee that these will produce the desired results.

Asset Class Risk. Securities held by the Underlying ETFs may underperform in comparison to the general securities markets and/or other asset classes.

Equity Securities. The value of equity securities owned by the Underlying ETFs will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and mid capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.

Foreign Investment Risk. An Underlying ETF’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers of U.S. securities, and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Underlying ETF’s ability to invest in foreign securities or may prevent the Underlying ETF from repatriating its investments.

Emerging Market Securities Risk. An Underlying ETF’s investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Central and South American Investment Risk. An Underlying ETF’s investments in certain Central and South American countries may expose the Fund to the economic risks of these countries including, but not limited to, high interest rates, economic volatility, inflation, currency devaluations, government defaults and high unemployment rates. In addition, many countries in these regions are sensitive to fluctuation in the prices of commodities (such as oil, gas and minerals), which represent a significant percentage of these countries’ exports. A country’s economy may be adversely affected by adverse economic events in another country.

Currency Risk. Underlying ETFs’ investments in non-U.S. securities that trade in, and whose issuers receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of an Underlying ETF.

Forward Currency Contracts. Underlying ETFs may enter into forward currency contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

Depositary Receipts. Underlying ETFs may invest in depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, and are subject to the risks associated with the underlying international securities.

Market Volatility. Underlying ETFs may invest in volatile financial markets and this can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Fixed Income Securities. Fixed-income securities that an Underlying ETF holds are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

High Yield Securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Mortgage-Backed Securities Risk. An Underlying ETF may invest in mortgage-backed securities issued by Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Mortgage Corporation (“FHLMC”). Mortgage-backed securities are subject to prepayment risk and extension risk (as described above) and may react differently to changes in interest rates than other bonds, which may significantly reduce their value. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and thus could result in losses to the Underlying ETF.

There is also risk associated with the roll market for mortgage-backed securities. First, the value and safety of the roll depends entirely upon the counterparty’s ability to redeliver the security at the termination of the roll. Therefore, the counterparty to a roll must meet the same credit criteria as any existing repurchase counterparty. Second, the security which is redelivered at the end of the roll period must be substantially the same as the initial security, i.e., must have the same coupon, be issued by the same agency and be of the same type, have the same original stated term to maturity, be priced to result in similar market yields and be “good delivery.” Within these parameters, however, the actual pools that are redelivered could be less desirable than those originally rolled, especially with respect to prepayment characteristics.

Commodity Risk. Exposure to the commodities markets may subject the Underlying ETFs to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.

Tax Risk Related to Commodity Exposure. The Fund may gain commodity exposure through investment in Underlying ETFs that are treated as regulated investment companies (“RICs”) or “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. An Underlying ETF that seeks to qualify as a RIC may gain commodity exposure through investment in commodity-linked notes and in subsidiaries that invest in commodity-linked instruments. Investments by the Fund in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited so as to enable the Fund to satisfy certain asset diversification and qualifying income tests for qualification as a RIC. Failure to satisfy either test would jeopardize the Fund’s status as a RIC, which could result in adverse consequences to the Fund.

Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants’ credit.

Sovereign Debt Risk. Investments in sovereign debt securities involve the risk that the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest due to the extent of its foreign reserves, cash flow problems, political considerations, the relative size of the debt service burden to the economy as a whole or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payment of principal or interest, an Underlying ETF may have limited legal recourse against the issuer and/or guarantor.

Emerging Markets Sovereign Debt Risk. Historically, certain government issuers in emerging markets have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. There can be no assurance that the securities in which an Underlying ETF invests will not be subject to restructuring arrangements or to requests for additional credit.

Concentration. To the extent that the Underlying ETF’s or the Index’s portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Underlying ETF may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Non-Diversification Risk. To the extent an Underlying ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Underlying ETF’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Gold Risk. The value of shares of an Underlying ETF that invests in gold depends on the price of gold; therefore it is subject to fluctuations similar to those affecting gold prices. The price of gold has fluctuated widely over the past several years. If gold markets continue to be characterized by the wide fluctuations that they have shown in the past several years, the value of an Underlying ETF that invests in gold will change widely and in an unpredictable manner. This exposes the Fund’s investment in the Underlying ETF to potential losses if the Fund needs to sell some or all of its investment in such Underlying ETF at a time when the price of gold is lower than it was when the Fund made its investment. Even if the Fund is able to hold its shares of the Underlying ETF for the mid- or long-term the Fund may never realize a profit, because gold markets have historically experienced extended periods of flat or declining prices. Following an investment in an Underlying ETF that invests in gold, several factors may have the effect of causing a decline in the prices of gold and a corresponding decline in the value of the Underlying ETF. Among them: (i) large sales, including those by the official sector (government, central banks and related institutions), which own a significant portion of the aggregate world holdings. If one or more of these institutions decides to sell in amounts large enough to cause a decline in world gold prices, the value of an Underlying ETF that invests in gold will be adversely affected; (ii) a significant increase in gold hedging activity by gold producers. Should there be an increase in the level of hedge activity of gold producing companies, it could cause a decline in world gold prices, adversely affecting the value of the Underlying ETF; and (iii) a significant change in the attitude of speculators and investors towards gold. Should the speculative community take a negative view towards gold, it could cause a decline in world gold prices, negatively impacting the value of the Underlying ETF.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. A non-diversified fund is subject to additional risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence, than it would be if the Fund were a diversified fund.

Non-Diversification Risk. To the extent an Underlying ETF invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Underlying ETF’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
ALPS/GS Momentum Builder Multi-Asset Index ETF | ALPS/GS Momentum Builder Multi-Asset Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.68%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
One Year	rr_ExpenseExampleYear01	116
Three Years	rr_ExpenseExampleYear03	362

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.